Lease Agreements - Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 5,365